Preferred Stock (Number of Shares Authorized and Outstanding, and Aggregated Amount by Liquidation Preference) (Detail) - JPY (¥)	Sep. 30, 2015	Mar. 31, 2015
Class of Stock [Line Items]
Number of shares-outstanding
Aggregate amount by liquidation preference
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Number of shares-outstanding
Aggregate amount by liquidation preference
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized		1,000
Number of shares-outstanding
Aggregate amount by liquidation preference